Right of Use Assets and Lease Liabilities - Summary of Right of Use Asset and Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Types of Original Assets
Types of Original Assets	¥ 448,412	¥ 390,144
Land [Member]
Types of Original Assets
Types of Original Assets	67,927	46,868
Buildings [Member]
Types of Original Assets
Types of Original Assets	305,533	285,602
Other [Member]
Types of Original Assets
Types of Original Assets	¥ 74,952	¥ 57,674